[LOGO REVERSES OUT OF A COLOR BAR ON RIGHT SIDE OF COVER]


Eaton Vance
Cash Management Fund
Eaton Vance
Liquid Assets Fund
Eaton Vance
Money Market Fund
Annual
Shareholder Report
December 31, 1995


To Shareholders
Economic activity in the United States was balanced during 1995, providing investors a favorable period of moderate growth and low inflation. The nation's annualized rate of economic growth was 2.7% in the first quarter and 1.3% in the second quarter of the year, rising to 4.2% in the third quarter. The fourth quarter rate is expected to be between 2% and 3%.

The crucial issue during the first half of the year was whether the Federal Reserve's previous tightening of its target federal funds rate would cause a recession or would merely slow the economy's growth. As the year progressed, it became clear that the Fed had successfully engineered a "soft landing."

In July the Fed lowered the federal funds rate by a quarter of a percentage point, the first downward change since September, 1992. Another quarter-point decrease was announced in early December. These changes helped the economy continue to advance at a slow but steady pace.

The Portfolio continues to invest only in securities of the highest quality. Its holdings of commercial paper have been given the top rating by at least two nationally recognized statistical rating organizations. The Portfolio also invests in U.S. Government agency securities, which are not rated officially but are considered to be of higher quality.

[GRAPH OMMITTED AS FOLLOWS]

Short-term rates began
to decline during 1995

Federal Funds Rate,
month-end yields

Verticle bar reads
7%
6
5
4
3
The following figures were used to create the graph
Date         Fed. Funds Rate
12/93                 3
1/94                3.5
2/94                3.5
3/94              3.625
4/94                  4
5/94              4.625
6/94              4.125
7/94              3.375
8/94              4.875
9/94                  6
10/94            4.9375
11/94             5.625
12/94               5.5
1/95               5.75
2/95              6.125
3/95                  6
4/95             6.1875
5/95             6.1875
6/95               6.25
7/95             5.9375
8/95              5.875
9/95               5.75
10/95            5.9375
11/95                 6
12/95              5.25
Horizonatal bar reads
12/93   6/94   12/94   6/95   12/95
Source: Bloomberg, L.P.
[END GRAPH]


Naturally, an investment in one of the Portfolio's money market funds is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share.

The Portfolio is continuing to maintain an average maturity of between 30 and 40 days.
Sincerely,

[PHOTO MR. GARDNER]


/s/M. Dozier Gardner
M. Dozier Gardner
President of Cash Management
Portfolio
February 11, 1996

                                                  EV Money Market Funds
                                                   Financial Statements
                                          Statements of Assets and Liabilities
----------------------------------------------------------------------------------------------------------------------------
                                                     December 31, 1995
----------------------------------------------------------------------------------------------------------------------------
                                                                                Cash             Liquid             Money
                                                                             Management          Assets            Market
                                                                                Fund              Fund              Fund
                                                                            ------------      ------------      ------------
Assets:
Investment in Portfolio, at amortized cost and value (Note 1A)             $157,055,316       $34,332,460        $13,511,939
Receivable for Fund shares sold                                                 626,456                --            286,941
Receivable from Investment Adviser                                                    --                --            17,405
Deferred organization expenses (Note 1D)                                              --                --            35,320
                                                                            ------------       -----------       -----------
Total assets                                                                $157,681,772       $34,332,460       $13,851,605
Liabilities:
Dividends payable                                                           $    192,952       $    31,916       $    11,233
Payable for Fund shares redeemed                                               2,221,979           261,795           877,808
Payable to affiliate --
Trustees' fees                                                                       853                42                43
Accrued expenses                                                                  14,870            12,443            11,280
                                                                            ------------       -----------       -----------
Total liabilities                                                              2,430,654           306,196           900,364
                                                                            ------------       -----------       -----------
Net Assets (represented by paid-in capital)                                 $155,251,118       $34,026,264       $12,951,241
                                                                            ============       ===========       ===========
Shares of Beneficial Interest Outstanding                                    155,251,118        34,026,264        12,951,241
                                                                            ============       ===========       ===========
Net Asset Value, Sales and Redemption Price Per Share
(net assets (divided by) shares of beneficial interest outstanding)                $1.00             $1.00             $1.00
                                                                                   =====             =====             =====


The accompanying notes are an integral part of the financial statements

                                                   Statements of Operations
----------------------------------------------------------------------------------------------------------------------------
                                            For the Year Ended December 31, 1995
----------------------------------------------------------------------------------------------------------------------------
                                                                                 Cash             Liquid             Money
                                                                              Management          Assets             Market
                                                                                 Fund              Fund                Fund*
                                                                              ----------        ----------          --------
Investment Income (Note 1B):
Interest income allocated from Portfolio                                      $7,634,561        $3,230,444          $622,238
Expenses allocated from Portfolio                                               (763,659)         (316,708)          (63,543)
                                                                              ----------        ----------          --------
Total investment income                                                       $6,870,902        $2,913,736          $558,695
                                                                              ----------        ----------          --------
Expenses --
Compensation of  Trustees not members of the
Administrator's organization (Note 4)                                             $3,057            $1,430               $86
Custodian fees                                                                    12,737             6,318             2,084
Distribution fees (Note 5)                                                            --            14,584            79,429
Transfer and dividend disbursing agent fees                                       91,172            45,465             5,604
Registration costs                                                                33,999            40,079            12,608
Printing and postage                                                              29,386            38,452            16,206
Legal and accounting services                                                     12,375            17,247             7,267
Amortization of organization expenses (Note 1D)                                       --                --             6,180
Miscellaneous                                                                      6,534             6,271             2,622
                                                                              ----------        ----------          --------
Total expenses                                                                $  189,260          $169,846          $132,086
Deduct allocation of expenses to the Administrator (Note 4)                           --                --           (17,405)
                                                                              ----------        ----------          --------
Net expenses                                                                  $  189,260          $169,846          $114,681
                                                                              ----------        ----------          --------
Net investment income                                                         $6,681,642        $2,743,890          $444,014
                                                                              ==========        ==========          ========

*  For the Money Market Fund, the Statement of Operations is for the period from the start of business,  April 5, 1995, to December 31, 1995.

The accompanying notes are an integral part of the financial statements

                                            Statements of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------------------
                                            For the Year Ended December 31, 1995
----------------------------------------------------------------------------------------------------------------------------
                                                                               Cash             Liquid              Money
                                                                            Management          Assets              Market
                                                                               Fund              Fund                Fund*
                                                                          -------------      ------------         ----------
Increase (Decrease) in Net Assets:
From operations --
Net investment income                                                      $  6,681,642      $  2,743,890       $   444,014
Distributions to shareholders from net investment income (Note 2)            (6,681,642)       (2,743,890)         (444,014)
Net increase (decrease) in net assets from Fund share
transactions (Note 3)                                                        43,629,610       (84,572,328)       12,951,241
                                                                           ------------      ------------       -----------
Net increase (decrease) in net assets                                       $43,629,610      $(84,572,328)      $12,951,241
Net Assets:
At beginning of year                                                        111,621,508       118,598,592               --
                                                                           ------------      ------------       -----------
At end of year                                                             $155,251,118      $ 34,026,264       $12,951,241
                                                                           ============      ============       ===========

* For the Money Market Fund, the Statement of Changes in Net Assets is for the period from the start of business,
April 5, 1995, to December 31, 1995.

----------------------------------------------------------------------------------------------------------------------------
                                            For the Year Ended December 31, 1994
----------------------------------------------------------------------------------------------------------------------------
                                                                               Cash             Liquid
                                                                            Management          Assets
                                                                               Fund              Fund
                                                                          -------------      ------------
Increase (Decrease) in Net Assets:
From operations --
Net investment income                                                      $  3,492,618      $  2,472,832
Distributions to shareholders from net investment income (Note 2)            (3,492,618)       (2,472,832)
Net increase (decrease) in net assets from Fund share
transactions (Note 3)                                                          (578,137)      108,032,942
                                                                           ------------      ------------
Net increase (decrease) in net assets                                      $   (578,137)     $108,032,942
Net Assets:
At beginning of year                                                        112,199,645        10,565,650
                                                                           ------------      ------------
At end of year                                                             $111,621,508      $118,598,592
                                                                           ============      ============

The accompanying notes are an integral part of the financial statements


                                                    Financial Highlights
--------------------------------------------------------------------------------------------------------------------------------
                                                    Cash Management Fund
--------------------------------------------------------------------------------------------------------------------------------
                                                                           Year Ended December 31,
                                               ---------------------------------------------------------------------------------
                                                  1995              1994              1993              1992              1991+
                                                --------          --------          --------          --------          --------
Net asset value -- Beginning of year            $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                                                --------          --------          --------          --------          --------
Income from operations:
Net investment income                           $ 0.0522          $ 0.0345          $ 0.0251          $ 0.0306          $ 0.0537
Less distributions:
From net investment income                      $(0.0522)         $(0.0345)         $(0.0251)         $(0.0306)         $(0.0537)
                                                --------          --------          --------          --------          --------
Net asset value -- End of year                     $1.00             $1.00             $1.00             $1.00             $1.00
                                                ========          ========          ========          ========          ========
Total Return (2)                                   5.35%             3.49%             2.54%             3.14%             5.51%
Ratios/Supplemental Data:
Net assets, end of year (000 omitted)           $155,251          $111,622          $112,200          $161,986          $195,488
Ratios: (As a percentage of average daily
net assets)(1):
Expenses                                           0.74%             0.84%             0.67%             0.76%             0.75%
Net investment income                              5.22%             3.40%             2.51%             3.09%             5.44%

  +  Audited by the Fund's previous auditors.
Note: Certain of the per share amounts have been compiled using average shares outstanding. (1) Includes the Fund's share of Cash
Management Portfolio's allocated income and expenses for the year ended December 31, 1995 and for the period from May 2, 1994 to
December 31, 1994.
(2) Total return is calculated assuming a purchase at net asset value on the first day and sale at net asset value on the last day of the period. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date.

The accompanying notes are an integral part of the financial statements

                                                    Financial Highlights
--------------------------------------------------------------------------------------------------------------------------------
                                                     Liquid Assets Fund
--------------------------------------------------------------------------------------------------------------------------------
                                                         Year Ended December 31,                         Year Ended March 31,
                                                --------------------------------------------          --------------------------
                                                  1995              1994              1993*             1993+             1992+
                                                --------          --------          --------          --------          --------
Net asset value -- Beginning of year            $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                                                --------          --------          --------          --------          --------
Income from operations:
Net investment income                           $ 0.0505          $ 0.0328          $ 0.0113          $ 0.0217          $ 0.0415
Less distributions:
From net investment income                      $(0.0505)         $(0.0328)         $(0.0113)         $(0.0217)         $(0.0415)
                                                --------          --------          --------          --------          --------
Net asset value -- End of year                  $   1.00             $1.00             $1.00             $1.00             $1.00
                                                ========          ========          ========          ========          ========
Total Return (2)                                   5.16%             3.29%             1.14%             2.35%             4.38%
Ratios/Supplemetal Data:
Net assets, end of year (000 omitted)            $34,026          $118,599          $ 10,566          $ 18,553          $  9,145
Ratios (As a percentage of average daily
net assets)(1):
Expenses                                           0.91%             0.94%           1.49%++             0.92%             1.23%
Net investment income                              5.11%             3.55%           1.66%++             2.33%             4.30%
For the periods presented below, the operating expenses of the Fund reflect an allocation of expenses to the administrator.
Had such actions not been taken, net investment income per share and the ratios would have been as follows:


                                                                                    Year Ended            Year Ended March 31,
                                                                                   December 31,        -------------------------
                                                                                       1993*            1993+              1992+
                                                                                   ------------        -------           -------
Net investment income per share                                                      $0.0092           $0.0171           $0.0372
                                                                                     -------           -------           -------
Ratios: (As a percentage of average daily net assets)(1):
Expenses                                                                             1.80%++             1.42%             1.73%
Net investment income                                                                1.35%++             1.85%             3.80%

  + Audited by the Fund's previous auditors.
 ++ Computed on an annualized basis.
  * For the nine months ended December 31, 1993.
(1) Includes the Fund's share of Cash Management Portfolio's allocated income  and expenses for the year ended December 31, 1995 and for the period from May 2, 1994 to December 31, 1994.
(2) Total return is calculated assuming a purchase as net asset value on the first day and sale at net asset value on the last day of the period. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date.  Total return is not computed on an annualized basis.

The accompanying notes are an integral part of the financial statements


                                                        Financial Highlights
--------------------------------------------------------------------------------------------------------------------------------
                                                         Money Market Fund
--------------------------------------------------------------------------------------------------------------------------------
                       For the period from the start of business, April 5, 1995 to December 31, 1995
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                                                                                    $   1.00
                                                                                                                        --------
Income from operations:
Net investment income                                                                                                   $ 0.0312
Less distributions:
From net investment income                                                                                              $(0.0312)
                                                                                                                        --------
Net asset value -- End of year                                                                                          $   1.00
                                                                                                                        ========
Total Return (2)                                                                                                           3.17%
Ratios/Supplemental Data:
Net assets, end of year (000 omitted)                                                                                   $ 12,951
Ratios: (As a percentage of average daily
net assets)(1):
Expenses                                                                                                                   1.68%
Net investment income                                                                                                      4.19%

For the period from April 5, 1995, to December 31, 1995, the operating expenses of the Fund reflect an allocation of expenses to the administrator. Had such action not been taken, net investment income per share and the ratios would have been as follows:
Net investment income per share                                                                                         $ 0.0300
                                                                                                                        --------
Ratios: (As a percentage of average daily net assets)(1):
Expenses                                                                                                                   1.85%
Net investment income                                                                                                      4.03%

(1) Includes the Fund's share of Cash Management Portfolio's allocated income and expenses for the period from April 5, 1995, to
    December 31, 1995.
(2) Total return is calculated assuming a purchase at net asset value on the first day and sale at net asset value on the last day of the period. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date.
    Total return is not calculated on an annualized basis.


                      Notes to Financial Statements
                           December 31, 1995


(1) Significant Accounting Policies
Eaton Vance Mutual Funds Trust (the Trust) is an entity of the type known as a Massachusetts business Trust and is registered under the Investment Company Act of 1940 (1940 Act), as amended, as an open-end management investment company. The Trust presently consists of thirteen Funds, three of which are included in these financial statements. They include Eaton Vance Cash Management Fund ("Cash Management Fund"), Eaton Vance Liquid Assets Fund ("Liquid Assets Fund") and Eaton Vance Money Market Fund ("Money Market Fund") (individually, the "Fund", collectively the "Funds") each of which is registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies.

The Fund's were reorganized as series of the Trust on August 31, 1995. Cash Management Fund was originally organized as a separate Massachusetts business trust and Liquid Assets Fund and Money Market Fund are formerly series of Eaton Vance Liquid Assets Trust. The reorganizations were effected to reduce Fund operating costs, thereby enhancing long-term returns, and improve operational flexibility.

The Funds invest all of their investable assets in interests in the Cash Management Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Funds. The value of each Fund's investment in the Porfolio reflect the Fund's proportionate interest in the net assets of the Portfolio (76.6% for Cash Management Fund, 16.8% for Liquid Assets Fund and 6.6% for Money Market Fund at December 31, 1995). The performance of each Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

A. Investment Valuations -- Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B. Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

C. Federal Taxes -- The Funds' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1995, Liquid Assets Fund, for federal income tax purposes, had a capital loss carryover of $7,367, which will reduce the Fund's taxable income arising from future net realized gain on investment, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryover will expire on December 31, 2001.

D. Deferred Organization Expenses -- Costs incurred by the Funds in connection with their organization, including registration costs, are being amortized on the straight-line basis over five years.

E. Other -- Investment transactions are accounted for on a trade date basis.

(2) Distribution to Shareholders
The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Dividends are paid monthly. Dividends are paid in the form of additional shares or, at the election of the shareholder, in cash.

The Funds distinguish between distributions on a tax basis and a financial basis. Generally accepted accounting principles require that only distributions in excess of tax earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statments and tax earnings and profits which result in temporary over distributions for financial statments purposes are classified as distributions in excess of net investment income or accumulated in realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

(3) Shares of Beneficial Interest
The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Trust shares were as follows:

                                                                  Cash Management Fund
                                              --------------------------------------------------------------
                                                      Year Ended                        Year Ended
                                                   December 31, 1995                 December 31, 1994
                                              ----------------------------      ----------------------------
                                                 Shares          Amount           Shares           Amount
                                              -----------     ------------      -----------     ------------
Sales                                         554,615,530     $554,615,530      746,678,214     $746,678,214
Issued to shareholders electing to receive
payments of distributions in Fund shares        4,331,670        4,331,670        1,864,353        1,864,353
Redemptions                                  (515,317,590)    (515,317,590)    (749,120,704)    (749,120,704)
                                              -----------      -----------      -----------      -----------
Net increase (decrease)                        43,629,610     $ 43,629,610         (578,137)    $   (578,137)
                                              ===========     ============      ===========     ===========
                                                                   Liquid Assets Fund
                                              --------------------------------------------------------------
                                                      Year Ended                       Year Ended
                                                   December 31, 1995                 December 31, 1994
                                              ----------------------------      ----------------------------
                                                 Shares          Amount           Shares           Amount
                                              -----------     ------------      -----------      -----------
Sales                                          54,191,074     $ 54,191,074      475,275,080     $475,275,080
Issued to shareholders electing to receive
payments of distributions in Fund shares        1,745,191        1,745,191        1,547,336        1,547,336
Redemptions                                  (140,508,593)    (140,508,593)    (368,789,474)    (368,789,474)
                                              -----------     ------------      -----------      -----------
Net increase (decrease)                       (84,572,328)    $(84,572,328)     108,032,942     $108,032,942
                                              ===========     ============      ===========     ============
                                                    Money Market Fund
                                            ---------------------------------
                                                For the Period from the
                                            Start of Business, April 5, 1995,
                                                  to December 31, 1995
                                            ---------------------------------
                                                 Shares          Amount
                                            ---------------   ---------------
Sales                                         197,167,299     $197,167,299
Issued to shareholders electing to receive
payments of distributions in Fund shares          180,366          180,366
Redemptions                                  (184,396,424)    (184,396,424)
                                              -----------     ------------
Net increase                                   12,951,241     $ 12,951,241
                                              ===========     ============


(4) Transactions with Affiliates
Eaton Vance Management (EVM) serves as the administrator of Funds, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. To enhance the net income of the Money Market Fund for the period from the start of business, April 5, 1995, to December 31, 1995, $17,405 of expenses related to the operation of the Fund were allocated to EVM. Except as to Trustees of the Funds and the Porfolio who are not members of EVM's or BMR's organization, officers and Trustees receive renumeration for their services to the Fund out of such investment adviser fee. Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolio. Prior to November 10, 1995, IBT was an affiliate of EVM. Pursuant to the respective custodian aggreements IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. Certain of the officers and Trustees of the Funds and Portfolios are officers and directors/ trustees of the above organizations (Note 5).

(5) Distribution Plans
Money Market Fund and Liquid Assets Fund have adopted distribution plans (individually the "Plan" and collectively the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plan for Money Market Fund requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), amounts equal to 1/365th of 0.75% of the Fund's daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges. The Plan for Liquid Assets Fund does not provide for annual payments to EVD for providing such services and facilities, however the Plan does require the Fund to calculate outstanding Uncovered Distribution Charges. Each Fund's balance of Uncovered Distribution Charges is equivalent to the sum of
(i) 6.25% (5% for Liquid Assets Fund) of the aggregate amount received by the Fund for shares sold plus (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (Note 6) and amounts theretofore paid to EVD. For the period ended December 31, 1995, Money Market Fund paid or accrued $79,429 to or payable to EVD, representing 0.75% (annualized) of the Fund's average daily net assets. At December 31, 1995, the amount of Uncovered Distribution Charges of EVD calculated under the Plans for Money Market Fund and Liquid Assets Fund were approximately $434,000 and $2,330,000, respectively.

In addition, the Plans authorize the Funds to make payments of service fees to the Principal Underwriter, Authorized Firms and other persons in amounts not exceeding 0.25% of each Fund's average daily net assets. The Trustees of the Funds have initially implemented the Plans by authorizing the Funds to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed 0.15% (0.25% for Liquid Assets Fund) per annum of each Fund's average daily net assets based on the value of the Fund shares sold by such persons and remaining outstanding for the least one year. For the year ended December 31, 1995, Liquid Assets Fund paid or accrued service fees to or payable to EVD in the amount of $14,584. It is currently anticipated that the Money Market Fund will begin accruing service fees during the quarter ending June 30, 1996. Service fee payments are made for personal services and/or maintenance of shareholder accounts. Service fees paid to EVD and Authorized Firms are separate and distinct from the sales commissions and distribution fees payable by a Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD.

Certain of the officers and Trustees of the Funds are officers or directors of EVD.

(6) Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) is imposed on any redemption of shares from either Money Market Fund or Liquid Assets Fund made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC is imposed at rates that begin at 5% in the case of redemptions in the first and second year after purchase (6% and 5%, respectively, for shares of Liquid Assets Fund purchased prior to August 1,
1994), declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $118,000 and $494,000 of CDSC paid by shareholders for the year ended December 31, 1995 for the Money Market Fund and Liquid Assets Fund, respectively.

(7) Investment Transactions
 Increases and decreases in the Funds' investment in the Portfolio for the year ended December 31, 1995 are as follows:

               Cash Management    Liquid Assets    Money Market
                    Fund              Fund             Fund*
               ---------------    -------------    ------------
Increase        $558,592,974      $ 59,648,659     $196,882,774
Decrease         516,680,084       142,771,867      183,929,529

*For the period from the start of business, April 5, 1995, to December 31, 1995.

Report of Independent Accounts
To the Trustees and Shareholders of
Eaton Vance Mutual Funds Trust:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Cash Management Fund, Eaton Vance Liquid Assets Fund and Eaton Vance Money Market Fund (certain of the Funds constituting Eaton Vance Mutual Funds Trust) as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated on the statements herein. For Eaton Vance Money Market Fund the statements of operations and changes in net assets and the financial highlights are for the period from April 5, 1995 (start of business) to December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and diclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Eaton Vance Mutual Funds Trust as of December 31, 1995, the results of their operations, the changes in their net assets and their financial highlights, for the respective stated periods, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P            .

Boston, Massachusetts
February 2, 1996



                                                      Cash Management Portfolio
                                                      Portfolio of Investments
                                                         December 31, 1995
---------------------------------------------------------------------------------------------------------------------
                                                     Commercial Paper -- 85.6%
---------------------------------------------------------------------------------------------------------------------
Ratings (unaudited)
-------------------
                       Principal
Standard               Amount                                                                                Value
& Poor's   Moody's     (000 Omitted)                                                                       (Note 1a)
---------------------------------------------------------------------------------------------------------------------
                                     Agriculture -- 1.9%
A-1+       P-1            $3,000     Cargill Inc. 5.66%, 2/1/96                                          $  2,985,379
A-1+       P-1             1,000     Cargill Inc. 5.63%, 1/30/96                                              995,465
                                                                                                         ------------
                                                                                                         $  3,980,844
                                                                                                         ------------
                                     Automotive -- 0.6%
A-1        P-1            $1,300     Ford Motor Credit Corp. 5.75%, 1/5/96                               $  1,299,169
                                                                                                         ------------
                                     Banking & Finance -- 21.2%
A-1+       P-1            $5,000     Asset Securitization Coop. Corp. 5.72%, 1/22/96 (2)                 $  4,983,317
A-1+       P-1             2,100     Associates Corp. of No. America 5.70%, 1/23/96                         2,092,685
A-1+       P-1             1,700     Associates Corp. of No. America 5.70%, 1/24/96                         1,693,809
A-1+       P-1             2,000     Associates Corp. of No. America 5.52%, 3/4/96                          1,980,680
A-1+       P-1             2,000     CIESCO 5.70%, 1/22/96                                                  1,993,350
A-1+       P-1             3,000     CIESCO 5.65%, 2/22/96                                                  2,975,517
A-1        P-1             2,200     CIT Group Holdings Inc. 5.75%, 1/10/96                                 2,196,838
A-1+       P-1             1,000     Corporate Asset Funding Co. Inc. 5.67%, 1/10/96                          998,583
A-1+       P-1             3,200     Corporate Asset Funding Co. Inc. 5.68%, 1/29/96                        3,185,863
A-1+       P-1             1,500     Corporate Asset Funding Co. Inc. 5.67%, 2/12/96                        1,490,078
A-1        P-1             4,000     Corporate Receivables Corp. 5.75%, 1/31/96 (1)                         3,980,833
A-1+       P-1             3,500     CXC Incorporated 5.65%, 1/25/96 (2)                                    3,486,817
A-1+       P-1             3,000     Delaware Funding Corp. 5.85%, 1/8/96                                   2,996,588
A-1+       P-1             1,000     Delaware Funding Corp. 5.68%, 2/7/96                                     994,162
A-1+       P-1             3,000     National Rural Utilities Coop. 5.70%, 1/17/96                          2,992,400
A-1+       P-1             2,500     Norwest Financial Inc. 5.68%, 1/16/96                                  2,494,083
A-1+       P-1             3,000     Norwest Financial Inc. 5.46%, 3/22/96                                  2,963,145
                                                                                                        -------------
                                                                                                        $  43,498,748
                                                                                                        -------------
                                     Chemicals -- 1.7%
A-1+       P-1            $3,500     E.I. DuPont de Nemours & Co., 5.45%, 2/23/96 (1)                   $   3,471,917
                                                                                                        -------------
                                     Credit Union -- 2.4%
A-1+       P-1            $5,000     US Central Credit Union 5.65%, 1/19/96                             $   4,985,875
                                                                                                        -------------
                                     Electrical Equipment & Electronics -- 6.5%
A-1+       P-1            $2,900     General Electric Capital Corp. 5.68%, 1/16/96                      $   2,893,137
A-1+       P-1             1,750     General Electric Capital Corp. 5.69%, 2/5/96                           1,740,319
A-1+       P-1             1,300     General Electric Capital Corp. 5.57%, 3/4/96                           1,287,328
A-1+       P-1             2,000     General Electric Capital Corp. 5.56%, 3/15/96                          1,977,142
A-1+       P-1             2,000     Motorola Credit Corp. 5.68%, 1/8/96                                    1,997,791
A-1+       P-1             3,500     Panasonic Finance Inc. 5.73%, 1/11/96 (2)                              3,494,429
                                                                                                        -------------
                                                                                                        $  13,390,146
                                                                                                        -------------
                                     Food & Beverages -- 7.2%
A-1+       P-1            $1,300     Anheuser-Busch Cos. Inc. 5.85%, 1/3/96                             $   1,299,578
A-1+       P-1             1,573     Anheuser-Busch Cos. Inc. 5.70%, 1/16/96                                1,569,264
A-1+       P-1             3,700     Coca-Cola Co. 5.80%, 1/3/96                                            3,698,808
A-1+       P-1             2,300     Coca-Cola Co. 5.50%, 3/8/96                                            2,276,457
A-1+       P-1             3,000     Nestle Capital Corp. 5.51%, 3/18/96                                    2,964,644
A-1+       P-1             3,000     Nestle Capital Corp. 5.41%, 3/21/96                                    2,963,933
                                                                                                        -------------
                                                                                                        $  14,772,684
                                                                                                        -------------
                                     Household Products -- 2.4%
A-1+       P-1            $2,000     Procter & Gamble Co. 5.65%, 1/11/96                                $   1,996,861
A-1+       P-1             1,000     Procter & Gamble Co. 5.66%, 1/19/96                                      997,170
A-1+       P-1             2,000     Procter & Gamble Co. 5.60%, 2/27/96                                    1,982,267
                                                                                                        -------------
                                                                                                        $   4,976,298
                                                                                                        -------------
                                     Insurance -- 16.3%
A-1+       P-1            $3,500     AI Credit Corp. 5.67%, 1/23/96                                     $   3,487,873
A-1+       P-1             2,500     AIG Funding Inc. 5.83%, 1/3/96                                         2,499,190
A-1+       P-1             1,500     APC Funding Corp. 5.70%, 1/29/96                                       1,493,350
A-1+       P-1             2,000     APC Funding Corp. 5.68%, 2/2/96                                        1,989,902
A-1+       P-1               400     APC Funding Corp. 5.72%, 2/8/96                                          397,585
A-1+       P-1             4,000     Marsh & McLennan Cos. Inc. 5.92%, 1/3/96 (2)                           3,998,684
A-1+       P-1             1,900     Metlife Funding Inc. 5.64%, 1/26/96                                    1,892,559
A-1+       P-1             2,000     Metlife Funding Inc. 5.63%, 2/6/96                                     1,988,740
A-1+       P-1             2,600     Prudential Funding Corp. 5.68%, 1/12/96                                2,595,487
A-1+       P-1             2,500     SAFECO Credit Co. Inc. 5.72%, 1/11/96                                  2,496,028
A-1+       P-1             1,000     SAFECO Credit Co. Inc. 5.65%, 1/17/96                                    997,489
A-1+       P-1             1,980     SAFECO Credit Co. Inc. 5.65%, 1/26/96                                  1,972,231
A-1        P-1             2,000     Transamerica Finance Corp. 5.77%, 1/9/96                               1,997,436
A-1+       P-1             4,000     USAA Capital Corp. 5.68%, 1/18/96                                      3,989,271
A-1+       P-1             1,500     USAA Capital Corp. 5.67%, 1/24/96                                      1,494,566
                                                                                                        -------------
                                                                                                        $  33,290,391
                                                                                                        -------------
                                     Leasing -- 1.0%
A-1+       P-1            $2,120     Conag Finance Inc. 5.73%, 1/24/96 (2)                              $   2,112,239
                                                                                                        -------------
                                     Office Equipment -- 2.5%
A-1+       P-1              $750     Pitney Bowes Credit Corp. 5.65%, 1/30/96                           $     746,587
A-1+       P-1             1,300     Pitney Bowes Credit Corp. 5.63%, 1/31/96                               1,293,901
A-1+       P-1             3,000     Pitney Bowes Credit Corp. 5.65%, 2/2/96                                2,984,933
                                                                                                        -------------
                                                                                                        $   5,025,421
                                                                                                        -------------
                                     Oil -- 5.7%
A-1+       P-1            $3,000     Chevron Oil  Finance Co. 5.65%, 2/16/96                            $   2,978,342
A-1+       P-1             4,790     Chevron Oil  Finance Co. 5.63%, 2/7/96                                 4,762,283
A-1+       P-1             3,700     Cortez Capital Corp. 5.72%, 2/8/96                                     3,677,660
                                                                                                        -------------
                                                                                                        $  11,418,285
                                                                                                        -------------
                                     Pharmaceutical -- 2.4%
A-1+       P-1            $2,000     Schering Corp 5.67%, 1/16/96                                       $   1,995,275
A-1+       P-1             3,000     Schering Corp 5.67%, 1/31/96                                           2,985,825
                                                                                                        -------------
                                                                                                        $   4,981,100
                                                                                                        -------------
                                     Publishing -- 2.0%
A-1+       P-1            $3,900     Knight-Ridder Inc. 5.72%, 1/4/96                                   $   3,898,141
                                                                                                        -------------
                                     Specialty Retailer -- 1.4%
A-1        P-1            $2,936     Melville Corp. 5.90%, 1/2/96                                       $   2,935,519
                                                                                                        -------------
                                     Telecommunications -- 4.3%
A-1+       P-1            $1,500     AT&T Corp. 5.64%, 1/23/96                                          $   1,494,830
A-1+       P-1             1,300     AT&T Corp. 5.67%, 1/25/96                                              1,295,086
A-1+       P-1             1,000     AT&T Corp. 5.66%, 2/1/96                                                 995,126
A-1+       P-1             5,000     Ameritech Capital Funding Corp. 5.53%, 2/20/96                         4,961,597
                                                                                                        -------------
                                                                                                        $   8,746,639
                                                                                                        -------------
                                     Transportation -- 2.9%
A-1+       P-1            $6,000     United Parcel Service of America 5.90%, 1/4/96                     $   5,997,050
                                                                                                        -------------
                                     Utilities -- 3.2%
A-1+       P-1            $1,000     Consolidated Natural Gas Co. 5.78%, 1/12/96                        $     998,234
A-1        P-1             2,000     Potomac Electric Power Co. 5.75%, 1/8/96                               1,997,764
A-1+       P-1             1,300     TECO Finance Inc. 5.75%, 1/18/96 (2)                                   1,296,470
A-1+       P-1             2,300     TECO Finance Inc. 5.64%, 2/13/96 (2)                                   2,284,506
                                                                                                        -------------
                                                                                                        $   6,576,974
                                                                                                        -------------
                                     Total Commercial Paper, at amortized cost                          $ 175,357,440
                                                                                                        =============

---------------------------------------------------------------------------------------------------------------------
                                            U.S. Government Obligations -- 14.4%
---------------------------------------------------------------------------------------------------------------------

                         Principal
                         Amount                                                                              Value
                        (000 Omitted)                                                                      (Note 1a)
---------------------------------------------------------------------------------------------------------------------


                          $9,300     FHLB Discount Notes 5.57%, 1/25/96                                 $   9,265,466
                           6,370     FHLB Discount Notes 5.41%, 2/26/96                                     6,316,393
                           1,700     FNMA Discount Notes 5.55%, 2/9/96                                      1,689,779
                           5,000     FNMA Discount Notes 5.50%, 3/5/96                                      4,951,111
                           7,400     FNMA Discount Notes 5.48%, 3/7/96                                      7,325,652
                                                                                                        -------------
                                     Total U.S. Government Obligations, at amortized cost               $  29,548,401
                                                                                                        -------------
                                     Total Investments -- 100.0%                                        $ 204,905,841
                                     Other Assets, less Liabilities --    0.0%                                 (6,126)
                                                                                                        -------------
                                     Net Assets -- 100.0%                                               $ 204,899,715
                                                                                                        =============

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At December 31, 1995, the value of these securities amounted to $7,452,750 or 3.6% of Portfolio net assets.
(2) Restricted security-Investment in securities not registered under the Securities Act of 1933. At December 31, 1995, the value of these securities amounted to $21,656,462 or 10.6% of Portfolio net assets (see Note 5).

                The accompanying notes are an integral part of the financial statements



                                               Cash Management Portfolio
                                                  Financial Statements
                                           Statement of Assets and Liabilities
------------------------------------------------------------------------------------------------------------------
                                                   December 31, 1995
------------------------------------------------------------------------------------------------------------------
Assets:
Investments, at amortized cost and value (Note 1A)                                                    $204,905,841
Cash                                                                                                         2,874
Deferred organization expenses (Note 1D)                                                                     9,095
                                                                                                      ------------
Total assets                                                                                          $204,917,810
Liabilities:
Payable to affiliate --
Trustees' fees                                                                        $ 2,590
Accrued expenses                                                                       15,505
                                                                                      -------
Total liabilities                                                                                           18,095
                                                                                                      ------------
Net Assets                                                                                            $204,899,715
                                                                                                      ============
Sources of Net Assets:
Net proceeds from capital contributions and withdrawals                                               $204,899,715
                                                                                                      ============
------------------------------------------------------------------------------------------------------------------
                                                 Statement of Operations
------------------------------------------------------------------------------------------------------------------
                                          For the Year Ended December 31, 1995
------------------------------------------------------------------------------------------------------------------
Investment Income:
Interest Income                                                                                        $11,487,243
Expenses:
Investment adviser fee (Note 2)                                                    $  965,361
Compensation of  Trustees  not members of the
Investment Adviser's organization (Note 2)                                             11,085
Custodian fee (Note 2)                                                                128,026
Legal and Accounting services                                                          29,874
Amortization of deferred organization expenses (Note 1D)                                2,984
Printing and postage                                                                      665
Miscellaneous                                                                          10,630
                                                                                   ----------
Total expenses                                                                     $1,148,625
Deduct reduction of custodian fee (Note 2)                                             (4,715)
                                                                                   ----------
Net expenses                                                                                             1,143,910
                                                                                                       -----------
Net investment income                                                                                  $10,343,333
                                                                                                       ===========

The accompanying notes are an integral part of the financial statements

                                             Statement of Changes in Net Assets
------------------------------------------------------------------------------------------------------------------
                                                                                       Year Ended December 31,
                                                                                ----------------------------------
                                                                                      1995                1994*
                                                                                -------------       --------------
Increase (Decrease) in Net Assets:
From operations --
Net investment income                                                           $  10,343,333        $   5,036,300
Capital transactions --
Contributions                                                                     815,124,407          866,299,681
Withdrawals                                                                      (843,381,480)        (648,622,546)
                                                                                -------------        -------------
Increase (decrease) in net assets resulting from capital transactions           $ (28,257,073)       $ 217,677,135
                                                                                -------------        -------------
Total increase (decrease) in net assets                                          $(17,913,740)        $222,713,435
Net Assets:
At beginning of year                                                              222,813,455              100,020
                                                                                -------------        -------------
At end of year                                                                  $ 204,899,715        $ 222,813,455
                                                                                =============        =============

* For the period from the start of business, May 2, 1994, to December 31, 1994.

<CAPTIN>
------------------------------------------------------------------------------------------------------------------
                                                    Supplementary Data
------------------------------------------------------------------------------------------------------------------
                                                                                       Year Ended December 31,
                                                                                ----------------------------------
                                                                                     1995                 1994*
                                                                                -------------        -------------
Ratios (as a percentage of net assets):
Expenses                                                                             0.60%                0.58%+
Net investment income                                                                5.36%                4.22%+
+ Computed on an annualized basis.
* For the period from the start of business, May 2, 1994, to December 31, 1994.
</TABLR>


                 Notes to Financial Statements
                       December 31, 1995


(1) Significant Accounting Policies
Cash Management Portfolio (the Portfolio) is registered under the Investment
Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

A. Security Valuation -- The Portfolio values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Portfolio must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. It is normal practice of the Portfolio to hold portfolio securities to maturity and realize par value unless such sale or other disposition is mandated by withdrawal requests or other extraordinary circumstances.

B. Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for federal income tax purposes.

C. Income Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Code), in order for its investors to satisfy them.
The Portfolio will allocate at least annually, among its investors each investor's distributive share of the Portfolio's net taxable investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D. Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

E. Other -- Investment transactions are accounted for on the date the securities are purchased or sold or the date on which they mature.

(2) Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research
(BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the rate of 1U2 of 1% per annum of the Portfolio's average daily net assets and amounted to $965,361 for the year ended December 31, 1995. Except as to Trustees of the Portfolio who are not members of the EVM's of BMR's organization, officers and Trustees receive remuneration for the services to the Portfolio out of such investment adviser fee.

Investors Bank & Trust Company (IBT) serves as a custodian of the Portfolio.
Prior to November 10, 1995, IBT was an affiliate of EVM and BMR. Pursuant to the custodian agreement, IBT receives a fee which is reduced by certain credits based on the average daily cash balances the Portfolio maintains with IBT. All significant credits used to reduce the custodian fee of the Portfolio are reported as a reduction of expenses in the statement of operations.

Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations.

(3) Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR or EVM in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1U4 or 1% of the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.

(4) Investments
Purchases and sales (including maturities) of investments, during the year ended December 31, 1995, exclusive of U.S. Government securities aggregated
$1,310,127,504 and $1,168,138,603, respectively. Purchases and sales
(including maturities) of U.S. Government securities aggregated $357,595,484 and $401,505,498, respectively.

(5) Restricted Securities
The Portfolio is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. All such securities held have been determined by the Portfolio's Trustees to be liquid and were purchased with the expectation resale would not be necessary. Each restricted security held by the Portfolio is rated A-1+ and P-1 by Moody's and Standard and Poors, respectively, and at December 31, 1995, such securities, excluding 144A issues, amounted to 10.6% of net assets. At December 31, 1995, restricted securities, excluding 144A issues, were as follows:


                                              Acquisition      Acquisition      Amortized
Security                                          Date            Cost        Cost & Value
------------------------------------------------------------------------------------------
Asset Securitization Coop. 5.72%, 1/22/96       11/22/95      $ 4,951,539      $ 4,983,317
Conag Finance Inc. 5.73%, 1/24/96               11/22/95        2,098,742        2,112,239
CXC Incorporation 5.65%, 1/25/96                12/21/95        3,480,774        3,486,817
Marsh & McLennan Cos. Inc. 5.92%, 1/3/96        12/27/95        3,995,396        3,998,684
Panasonic Finance Inc. 5.73%, 1/11/96           11/27/95        3,474,931        3,494,429
TECO Finance Inc. 5.75%, 1/18/96                12/07/95        1,291,279        1,296,470
TECO Finance Inc. 5.64%, 2/13/96                12/11/95        2,276,939        2,284,506
                                                              -----------      -----------
                                                              $21,569,600      $21,656,462
                                                              ===========      ===========

Report of Independent Accountants

To the Trustees and Investors of
Cash Management Portfolio:

We have audited the accompanying statement of assets and liabilities, of Cash Management Portfolio (the "Portfolio") including the portfolio of investments as of December 31, 1995, and the related statement of operations for the year then ended, changes in net assets and supplementary date for the year ended December 31, 1995 and the period from May 2, 1994 (start of business), to December 31, 1994. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Cash Management Portfolio at December 31, 1995, the results of its operations for the year then ended, and the changes in net assets and supplementary data for the respective stated periods, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P         .

Boston, Massachusetts
February 2, 1996

Investment Management

Eaton Vance
Mutual Funds
Trust
24 Federal Street
Boston, MA 02110

Officers
M. Dozier Gardner
President, Trustee

H. Day Brigham, Jr.
Vice President

James B. Hawkes
Vice President, Trustee

William H. Ahern, Jr.
Vice President

Michael B. Terry
Vice President

James L. O'Connor
Treasurer

Thomas Otis
Secretary

Independent Trustees
Donald R. Dwight
President, Dwight Partners, Inc.
Chairman, Newspapers of
New England, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of
Investment Banking, Harvard
University Graduate School of
Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation

John L. Thorndike
Dirctor, Fiduciary
Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

Cash Management
Portfolio
24 Federal Street
Boston, MA 02110

Officers
M. Dozier Gardner
President, Trustee

James B. Hawkes
Vice President, Trustee

Michael B. Terry
Vice President
and Portfolio Manager

James L. O'Connor
Treasurer

Thomas Otis
Secretary

Trustees
H. Day Brigham, Jr.
Trustee

Donald R. Dwight
President, Dwight Partners, Inc.
Chairman, Newspapers of
New England, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of
Investment Banking, Harvard
University Graduate School of
Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation

John L. Thorndike
Dirctor, Fiduciary Company
Incorporated

Jack L. Treynor
Investment Adviser and Consultant





Portfolio Investment Adviser
Boston Management and Research
24 Federal Street
Boston, MA 02110

Fund Administrator
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537

Transfer Agent
First Data Investors Services Group, Inc.
BOS725
P.O. Box 1559
Boston, MA 02104
(800) 262-1122

Independent Accountants
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

Eaton Vance
Mutual Funds Trust
24 Federal Street
Boston, MA 02110

MMSRC-2/96